RISK MANAGEMENT - Maximum exposure to credit risk - Financial instruments subject to impairment (Details) - Financial instruments subject to impairment - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Loss Allowance	$ (16,481,160)	$ (16,477,722)
Total	307,056,686	277,052,663
Stage One
RISK MANAGEMENT
Loss Allowance	(2,331,035)	(3,854,240)
Total	286,545,634	257,785,019
Stage Two
RISK MANAGEMENT
Loss Allowance	(2,752,141)	(2,581,460)
Total	14,141,467	13,615,768
Stage Three
RISK MANAGEMENT
Loss Allowance	(11,397,984)	(10,042,022)
Total	6,369,585	5,651,876
Loans and advances
RISK MANAGEMENT
Maximum exposure	279,453,908	253,951,647
Loans and advances | Stage One
RISK MANAGEMENT
Maximum exposure	245,272,297	222,372,889
Loans and advances | Stage Two
RISK MANAGEMENT
Maximum exposure	16,670,291	16,042,661
Loans and advances | Stage Three
RISK MANAGEMENT
Maximum exposure	17,511,320	15,536,097
Commercial
RISK MANAGEMENT
Maximum exposure	153,252,811	134,687,396
Commercial | Stage One
RISK MANAGEMENT
Maximum exposure	137,761,467	120,773,927
Commercial | Stage Two
RISK MANAGEMENT
Maximum exposure	5,545,788	5,453,537
Commercial | Stage Three
RISK MANAGEMENT
Maximum exposure	9,945,556	8,459,932
Consumer
RISK MANAGEMENT
Maximum exposure	55,815,683	54,591,769
Consumer | Stage One
RISK MANAGEMENT
Maximum exposure	46,697,013	46,060,615
Consumer | Stage Two
RISK MANAGEMENT
Maximum exposure	5,118,607	4,407,067
Consumer | Stage Three
RISK MANAGEMENT
Maximum exposure	4,000,063	4,124,087
Mortgage
RISK MANAGEMENT
Maximum exposure	41,741,601	36,250,408
Mortgage | Stage One
RISK MANAGEMENT
Maximum exposure	37,076,580	32,210,648
Mortgage | Stage Two
RISK MANAGEMENT
Maximum exposure	2,701,930	2,628,654
Mortgage | Stage Three
RISK MANAGEMENT
Maximum exposure	1,963,091	1,411,106
Small Business Loans
RISK MANAGEMENT
Maximum exposure	1,352,209	1,145,017
Small Business Loans | Stage One
RISK MANAGEMENT
Maximum exposure	1,175,803	774,571
Small Business Loans | Stage Two
RISK MANAGEMENT
Maximum exposure	91,256	260,303
Small Business Loans | Stage Three
RISK MANAGEMENT
Maximum exposure	85,150	110,143
Financial Leases
RISK MANAGEMENT
Maximum exposure	27,291,604	27,277,057
Financial Leases | Stage One
RISK MANAGEMENT
Maximum exposure	22,561,434	22,553,128
Financial Leases | Stage Two
RISK MANAGEMENT
Maximum exposure	3,212,710	3,293,100
Financial Leases | Stage Three
RISK MANAGEMENT
Maximum exposure	1,517,460	1,430,829
Off Balance Sheet Exposures
RISK MANAGEMENT
Maximum exposure	44,083,938	39,578,738
Off Balance Sheet Exposures | Stage One
RISK MANAGEMENT
Maximum exposure	43,604,372	39,266,370
Off Balance Sheet Exposures | Stage Two
RISK MANAGEMENT
Maximum exposure	223,317	154,567
Off Balance Sheet Exposures | Stage Three
RISK MANAGEMENT
Maximum exposure	256,249	157,801
Financial guarantee contracts
RISK MANAGEMENT
Maximum exposure	10,144,301	12,691,198
Financial guarantee contracts | Stage One
RISK MANAGEMENT
Maximum exposure	9,926,719	12,533,868
Financial guarantee contracts | Stage Two
RISK MANAGEMENT
Maximum exposure	17,800	26,889
Financial guarantee contracts | Stage Three
RISK MANAGEMENT
Maximum exposure	199,782	130,441
Loan commitments
RISK MANAGEMENT
Maximum exposure	33,939,637	26,887,540
Loan commitments | Stage One
RISK MANAGEMENT
Maximum exposure	33,677,653	26,732,502
Loan commitments | Stage Two
RISK MANAGEMENT
Maximum exposure	205,517	127,678
Loan commitments | Stage Three
RISK MANAGEMENT
Maximum exposure	$ 56,467	$ 27,360